Average Annual Total Returns - Institutional - Vanguard Short-Term Bond Index Fund - Institutional Plus Shares	1 Year	5 Years	Since Inception	Inception Date	Bloomberg Barclays U.S. 1-5 Year Gov/Credit Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. 1-5 Year Gov/Credit Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. 1-5 Year Gov/Credit Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	4.72%	2.73%	2.02%	Sep. 29, 2011	4.71%	2.77%	2.07%	7.75%	4.53%	3.49%